1933 Act Registration No. 33-11351
                                       1940 Act File No. 811-4978

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post-Effective Amendment No. 60                               [X]

                              and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 61                                              [X]

              LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
         (Exact Name of Registrant as Specified in Charter)

    One South Wacker Drive, Chicago, Illinois       60606
     (Address of Principal Executive Offices)      (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550

    Heidi J. Walter               Cameron S. Avery
    Vice-President & Secretary    Bell, Boyd & Lloyd
    Liberty-Stein Roe Funds       Suite 3300
      Investment Trust            Three First National Plaza
    One South Wacker Drive        70 W. Madison Street
    Chicago, Illinois  60606      Chicago, Illinois  60602
           (Name and Address of Agents for Service)

It is proposed that this filing become effective on November 19, 1999 (or on such earlier date as the Commission may determine) pursuant to paragraph (b)(1)(v) of Rule 485.
This post-effective amendment is being made to extend the date of effectiveness for a previously filed post-effective amendment (Post-Effective Amendment No. 59).

This amendment to the Registration Statement has also been signed by SR&F Base Trust.

                             STEIN ROE
                            MUTUAL FUNDS
                           Sensible Risks.
                       Intelligent Investments. [service mark]

                          November 15, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Liberty-Stein Roe Funds Investment Trust (Trust)
     File No. 33-11351

Gentlemen:

Pursuant to Rule 485(b)(i)(v) under the Securities Act of 1933, as amended, we are submitting this filing for the sole purpose of extending the pending effective date of Post-Effective Amendment No. 59 to the Trust's Registration Statement. The contents of Post-Effective Amendment No. 59, which we filed under Rule 485(a) on September 17, 1999, are hereby incorporated by reference.

Please contact me at (312) 368-7845 if you have any questions concerning this amendment or the requested effective date.

Sincerely,


HEIDI J. WALTER
Heidi J. Walter
Vice-President and Senior Legal Counsel

cc:  C. Avery (Bell Boyd & Lloyd)


Stein Roe Mutual Funds  One South Wacker Drive  Chicago, IL
60606-4685  312.368.7700
Liberty Funds Distributor, Inc., Distributor

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 15th day of November, 1999.

                                   LIBERTY-STEIN ROE FUNDS
                                   INVESTMENT TRUST

                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
------------------------    -------------------  --------------
STEPHEN E. GIBSON           President             Nov. 15, 1999
Stephen E. Gibson
Principal Executive Officer

TIMOTHY J. JACOBY           Senior Vice-          Nov. 15, 1999
Timothy J. Jacoby           President
Principal Financial Officer

GAIL D. KNUDSEN             Controller            Nov. 15, 1999
Gail D. Knudsen
Principal Accounting Officer

JOHN A. BACON JR.           Trustee               Nov. 15, 1999
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee               Nov. 15, 1999
William W. Boyd

LINDSAY COOK                Trustee               Nov. 15, 1999
Lindsay Cook

DOUGLAS A. HACKER           Trustee               Nov. 15, 1999
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee               Nov. 15, 1999
Janet Langford Kelly

CHARLES R. NELSON           Trustee               Nov. 15, 1999
Charles R. Nelson

THOMAS C. THEOBALD          Trustee               Nov. 15, 1999
Thomas C. Theobald

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, undersigned has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 15th day of November, 1999.

                                   SR&F BASE TRUST

                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                 Date
------------------------    -------------------  --------------
STEPHEN E. GIBSON           President             Nov. 15, 1999
Stephen E. Gibson
Principal Executive Officer

TIMOTHY J. JACOBY           Senior Vice-          Nov. 15, 1999
Timothy J. Jacoby           President
Principal Financial Officer

GAIL D. KNUDSEN             Controller            Nov. 15, 1999
Gail D. Knudsen
Principal Accounting Officer

JOHN A. BACON JR.           Trustee               Nov. 15, 1999
John A. Bacon Jr.

WILLIAM W. BOYD             Trustee               Nov. 15, 1999
William W. Boyd

LINDSAY COOK                Trustee               Nov. 15, 1999
Lindsay Cook

DOUGLAS A. HACKER           Trustee               Nov. 15, 1999
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee               Nov. 15, 1999
Janet Langford Kelly

CHARLES R. NELSON           Trustee               Nov. 15, 1999
Charles R. Nelson

THOMAS C. THEOBALD          Trustee               Nov. 15, 1999
Thomas C. Theobald